UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                        USAA CAPITAL
                               GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

     -------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay  estimated  taxes,  you may be subject to  estimated  tax
       penalties  if  your   estimated  tax  payments  are  not  sufficient  and
       sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

     -------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        28

    Financial Statements                                                     29

    Notes to Financial Statements                                            32

EXPENSE EXAMPLE                                                              46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. ALL RIGHTS RESERVED.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                   "

                                                                   FEBRUARY 2007
--------------------------------------------------------------------------------

    In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

    Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

    Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology- laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

    The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

    Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

    While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

    Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

    At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

    Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

    Sincerely,

    /S/ CHRISTOPHER W. CLAUS

    Christopher W. Claus
    President and Vice Chairman of the Board

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

    Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS LINKAS]                    [PHOTO OF CHARLES F. LOVEJOY]
   THOMAS LINKAS, CFA                          CHARLES F. LOVEJOY, CFA
     Batterymarch Financial                      Batterymarch Financial
       Management, Inc.                            Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Capital Growth Fund had a total return of 15.86%. This compares to a return of 14.58% for the Lipper Global Funds Index, 14.59% for the Lipper Small-Cap Growth Funds Index, and 13.84% for the MSCI World Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT.

         The reporting period was characterized by low volatility and global economic growth as concerns about oil prices and U.S. interest rates subsided. Every region within the MSCI World Index had positive returns; the best performance came from emerging markets. Among the major developed markets, continental Europe performed best, followed by the United States and the United Kingdom, with Japan lagging but still turning in positive total returns.

WHAT DROVE THE FUND'S SOLID PERFORMANCE?

         Stock selection was the key performance driver. With the Fund's "go anywhere" approach to capital growth, Batterymarch is free to invest in any stock market in the world, focusing on securities with attractive fundamentals in terms of cash flow, earnings growth, expectations, value, and technical factors.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

IN WHAT AREAS WAS THE FUND'S STOCK SELECTION MOST BENEFICIAL DURING THE REPORTING PERIOD?

         Relative to the MSCI World Index, stock selection was particularly good in nonbank financials, banking, telecommunications services, health care, and materials. The biggest individual contributors relative to the index were the Telenor ASA, a Norwegian telecommunications company; Hon Hai Precision Industry Co. Ltd., a Taiwanese electronics giant; and BMC Software, Inc., a U.S.-based information technology company. Among the biggest detractors from relative performance were British Energy Group plc, the United Kingdom's largest electricity generator, whose shares fell due to problems with its nuclear reactors, and Pan Fish ASA, a Norwegian seafood company that faced questions about a proposed merger.

HOW WAS THE FUND INVESTED BY REGION AND INDUSTRY SECTOR?

         As a risk-control measure, Batterymarch targets the Fund's global industry sector exposure close to the MSCI World Index benchmark weights.

         From a regional standpoint, the Fund's best performance came in Latin America and emerging Asia. An underweight in U.S. energy and banks added value, as did an overweight position in European telecommunications stocks and U.K. materials and nonbank financials.

WHAT'S YOUR OUTLOOK?

         We think global economic growth should continue in 2007, but at a muted pace. In the United States, where housing and manufacturing have yet to recover, some of the best opportunities may be in sectors unrelated to consumer discretionary spending.

         BRITISH ENERGY GROUP PLC AND PAN FISH ASA WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2007.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-27.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         In our opinion, continental Europe, whose domestic economies have been getting stronger, offers attractive valuations. In the United Kingdom, gross domestic product growth and corporate profits remain strong. Concerns persist about Japan, which is seen as more vulnerable to a global economic slowdown, we believe.

         On behalf of the investment team at Batterymarch, thank you for your investment in the Fund.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA CAPITAL GROWTH FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
     out of 1,582 large blend funds for the period ending January 31, 2007:

                                 OVERALL RATING
                                 *  *  *  *  *

          3-YEAR                     5-YEAR                   10-YEAR
         * * * * *                  * * * * *                   N/A
     out of 1,582 funds         out of 1,249 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

                             [LOGO OF LIPPER LEADER]
                                   CONSISTENT
                                     RETURN

The Fund is listed as a Lipper Leader for Consistent Return of 62 funds within the Lipper Global Multi-Cap Core Funds category for the overall period ending January 31, 2007.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF JANUARY 31, 2007. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A SCORE OF 2 AMONG 62 FUNDS FOR THE THREE-YEAR PERIOD AND A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 51 FUNDS FOR THE FIVE-YEAR PERIOD. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND (Ticker Symbol: USCGX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.

--------------------------------------------------------------------------------
                                         1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $272.4 Million            $151.8 Million
Net Asset Value Per Share                 $8.71                    $8.56

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*       1 YEAR       5 YEARS          SINCE INCEPTION 10/27/00
15.86%                    17.51%        13.07%                   0.20%

*TOTAL  RETURNS  FOR PERIODS OF  LESS  THAN ONE  YEAR ARE  NOT  ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  CUMULATIVE PERFORMANCE COMPARISON

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER GLOBAL            MSCI WORLD            LIPPER SMALL-CAP          USAA CAPITAL
                    FUNDS INDEX               INDEX              GROWTH FUNDS INDEX         GROWTH FUND
                   -------------            ----------           ------------------         ------------
10/31/00            $10,000.00             $10,000.00               $10,000.00               $10,000.00
11/30/00              9,417.18               9,391.60                 8,297.02                 7,850.00
12/31/00              9,693.42               9,542.29                 9,030.89                 8,360.00
01/31/01              9,853.94               9,726.04                 9,306.06                 8,470.00
02/28/01              9,131.87               8,903.00                 8,114.67                 6,710.00
03/31/01              8,497.56               8,316.72                 7,326.55                 5,860.00
04/30/01              9,079.95               8,929.79                 8,117.54                 6,600.00
05/31/01              9,024.63               8,813.42                 8,337.49                 6,680.00
06/30/01              8,770.96               8,536.05                 8,547.72                 6,740.00
07/31/01              8,553.50               8,421.95                 8,071.24                 6,300.00
08/31/01              8,213.79               8,016.46                 7,593.41                 5,860.00
09/30/01              7,446.48               7,309.02                 6,408.30                 4,860.00
10/31/01              7,631.93               7,448.58                 6,877.89                 5,120.00
11/30/01              8,048.17               7,888.11                 7,410.86                 5,570.00
12/31/01              8,165.26               7,936.90                 7,859.79                 5,750.00
01/31/02              7,917.84               7,695.64                 7,622.13                 5,480.00
02/28/02              7,871.08               7,627.95                 7,160.87                 5,210.00
03/31/02              8,243.96               7,979.24                 7,746.32                 5,480.00
04/30/02              8,044.01               7,693.27                 7,541.94                 5,400.00
05/31/02              8,062.23               7,706.10                 7,239.39                 5,140.00
06/30/02              7,594.02               7,237.21                 6,701.46                 4,740.00
07/31/02              6,922.45               6,626.55                 5,751.05                 4,260.00
08/31/02              6,954.30               6,637.86                 5,742.70                 4,350.00
09/30/02              6,263.04               5,907.03                 5,394.42                 4,090.00
10/31/02              6,620.84               6,342.29                 5,624.60                 4,250.00
11/30/02              6,944.92               6,683.27                 6,095.71                 4,420.00
12/31/02              6,642.22               6,358.56                 5,688.47                 4,160.00
01/31/03              6,429.28               6,164.79                 5,538.25                 4,100.00
02/28/03              6,271.07               6,056.90                 5,365.67                 4,050.00
03/31/03              6,201.77               6,036.90                 5,476.32                 4,180.00
04/30/03              6,734.18               6,571.88                 5,928.93                 4,530.00
05/31/03              7,148.92               6,946.05                 6,533.51                 4,970.00
06/30/03              7,286.19               7,065.39                 6,754.92                 5,050.00
07/31/03              7,440.20               7,208.04                 7,149.91                 5,420.00
08/31/03              7,637.16               7,362.88                 7,529.05                 5,730.00
09/30/03              7,678.90               7,407.19                 7,344.13                 5,660.00
10/31/03              8,115.64               7,846.01                 8,010.43                 6,230.00
11/30/03              8,266.29               7,964.60                 8,223.73                 6,500.00
12/31/03              8,764.96               8,463.66                 8,235.44                 6,460.00
01/31/04              8,948.86               8,599.47                 8,620.75                 6,700.00
02/29/04              9,139.95               8,743.47                 8,588.35                 6,700.00
03/31/04              9,100.90               8,685.45                 8,528.99                 6,710.00
04/30/04              8,865.63               8,507.56                 8,112.22                 6,460.00
05/31/04              8,895.64               8,578.55                 8,281.43                 6,540.00
06/30/04              9,045.34               8,761.32                 8,517.53                 6,770.00
07/31/04              8,707.33               8,475.26                 7,766.10                 6,270.00
08/31/04              8,712.34               8,512.51                 7,514.51                 6,120.00
09/30/04              8,945.22               8,673.55                 7,943.80                 6,550.00
10/31/04              9,158.99               8,885.79                 8,166.53                 6,640.00
11/30/04              9,669.76               9,352.57                 8,738.38                 7,230.00
12/31/04             10,024.92               9,709.59                 9,124.08                 7,510.00
01/31/05              9,834.34               9,490.98                 8,778.75                 7,310.00
02/28/05             10,148.12               9,791.64                 8,952.18                 7,550.00
03/31/05              9,936.88               9,602.39                 8,651.37                 7,230.00
04/30/05              9,714.30               9,392.36                 8,168.04                 6,780.00
05/31/05              9,879.30               9,559.24                 8,709.38                 7,190.00
06/30/05              9,984.89               9,641.95                 9,013.73                 7,490.00
07/31/05             10,379.47               9,978.76                 9,563.75                 7,810.00
08/31/05             10,507.50              10,053.95                 9,398.57                 7,660.00
09/30/05             10,787.58              10,315.09                 9,449.65                 7,780.00
10/31/05             10,543.95              10,064.83                 9,129.59                 7,490.00
11/30/05             10,878.56              10,400.19                 9,619.04                 7,790.00
12/31/05             11,216.84              10,630.60                 9,610.94                 8,148.56
01/31/06             11,793.32              11,105.29                10,394.27                 8,618.28
02/28/06             11,710.84              11,088.76                10,353.63                 8,608.07
03/31/06             12,010.57              11,332.59                10,785.12                 8,853.14
04/30/06             12,338.99              11,676.66                10,821.41                 9,179.90
05/31/06             11,882.45              11,277.79                10,148.05                 8,659.13
06/30/06             11,856.54              11,274.49                10,063.57                 8,679.55
07/31/06             11,858.49              11,344.85                 9,514.77                 8,740.82
08/31/06             12,170.15              11,639.33                 9,706.39                 8,985.89
09/30/06             12,336.80              11,778.11                 9,833.21                 9,016.52
10/31/06             12,731.38              12,210.40                10,277.38                 9,373.91
11/30/06             13,095.44              12,509.41                10,623.96                 9,690.46
12/31/06             13,381.29              12,763.74                10,634.91                 9,975.92
01/31/07             13,587.60              12,914.42                10,902.96                10,127.07

                                [END CHART]

         *DATA FROM 10/31/00 THROUGH 1/31/07.

         SEE PAGE 10 FOR BENCHMARK DEFINITIONS.

         *THE PERFORMANCE  OF  THE LIPPER  GLOBAL FUNDS  INDEX,  THE MSCI  WORLD
          INDEX, AND THE LIPPER SMALL-CAP GROWTH FUNDS INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

         o The Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

         o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

         o The Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

 P O R T F O L I O
===================-------------------------------------------------------------
                    HIGHLIGHTS

                  ASSET ALLOCATION
                      1/31/2007

            [PIE CHART OF ASSET ALLOCATION]

United States                                    33.0%
United Kingdom                                   13.8%
Japan                                            10.7%
France                                            6.1%
Germany                                           3.8%
Italy                                             3.7%
Australia                                         3.0%
Other*                                           28.1%

                     [END CHART]

         *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET
          INSTRUMENTS (7.1%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.7%).

         PERCENTAGES  ARE OF THE NET ASSETS OF  THE FUND AND MAY NOT EQUAL 100%.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISK, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Bayerische Motoren Werke AG                      1.0%

BG Group plc                                     1.0%

Mittal Steel Co. N.V.                            1.0%

Aetna, Inc.                                      0.9%

British Land Co. plc                             0.9%

National Grid plc                                0.9%

Royal Bank of Scotland Group plc                 0.9%

Takeda Pharmaceutical Co., Ltd.                  0.9%

Telenor ASA                                      0.9%

Xerox Corp.                                      0.9%
------------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                SECTOR ASSET ALLOCATION
                       1/31/2007

        [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                25.6%
Industrials                               10.2%
Consumer Discretionary                    10.0%
Energy                                     9.0%
Short-Term Investments*                    8.8%
Materials                                  8.1%
Information Technology                     7.9%
Health Care                                7.6%
Consumer Staples                           5.8%
Telecommunication Services                 4.6%
Utilities                                  4.6%

                     [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               EQUITY SECURITIES (93.4%)

               COMMON STOCKS (92.0%)

               CONSUMER DISCRETIONARY (10.0%)
               ------------------------------
               APPAREL RETAIL (1.2%)
    23,800     American Eagle Outfitters, Inc.                                       $    771
    21,600     AnnTaylor Stores Corp.*                                                    745
   183,500     Esprit Holdings Ltd.(a)                                                  1,876
                                                                                     --------
                                                                                        3,392
                                                                                     --------
               AUTO PARTS & EQUIPMENT (0.3%)
     8,700     Johnson Controls, Inc.                                                     804
                                                                                     --------
               AUTOMOBILE MANUFACTURERS (1.5%)
    43,150     Bayerische Motoren Werke AG(a)                                           2,645
    50,100     Fiat S.p.A.*(a)                                                          1,092
    70,000     Mazda Motor Corp.(a)                                                       460
                                                                                     --------
                                                                                        4,197
                                                                                     --------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
   226,400     DSG International plc(a)                                                   751
                                                                                     --------
               DEPARTMENT STORES (1.4%)
    28,600     J.C. Penney Co., Inc.                                                    2,323
    11,200     PPR(a)                                                                   1,653
                                                                                     --------
                                                                                        3,976
                                                                                     --------
               DISTRIBUTORS (0.2%)
    47,300     Inchcape plc(a)                                                            496
                                                                                     --------
               GENERAL MERCHANDISE STORES (1.3%)
    12,600     Dollar Tree Stores, Inc.*                                                  396
    28,300     Family Dollar Stores, Inc.                                                 917
    22,400     Lawson, Inc.(a)                                                            812
    45,100     Seven & I Holdings Co., Ltd.(a)                                          1,359
                                                                                     --------
                                                                                        3,484
                                                                                     --------
               HOME IMPROVEMENT RETAIL (0.3%)
    10,900     Sherwin-Williams Co.                                                       753
                                                                                     --------
               HOMEBUILDING (1.1%)
    20,700     Barratt Developments plc(a)                                                481
    14,700     Bellway plc(a)                                                             410
    36,500     Bovis Homes Group plc(a)                                                   744

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   165,000     Haseko Corp.*(a)                                                      $    637
       600     NVR, Inc.*                                                                 415
    37,000     Sekisui Chemical Co. Ltd.(a)                                               285
                                                                                     --------
                                                                                        2,972
                                                                                     --------
               HOUSEHOLD APPLIANCES (0.2%)
     7,800     Stanley Works                                                              447
                                                                                     --------
               MOTORCYCLE MANUFACTURERS (0.4%)
    32,300     Yamaha Motor Co. Ltd.(a)                                                 1,004
                                                                                     --------
               MOVIES & ENTERTAINMENT (0.5%)
    30,500     Vivendi S.A.(a)                                                          1,260
                                                                                     --------
               PHOTOGRAPHIC PRODUCTS (0.3%)
    30,300     Agfa Gevaert N.V.(a)                                                       782
                                                                                     --------
               PUBLISHING (0.4%)
    38,700     Wolters Kluwer N.V.(a)                                                   1,161
                                                                                     --------
               RESTAURANTS (0.4%)
    16,650     Brinker International, Inc.                                                526
    13,700     Darden Restaurants, Inc.                                                   536
                                                                                     --------
                                                                                        1,062
                                                                                     --------
               SPECIALTY STORES (0.1%)
   185,500     Signet Group plc(a)                                                        437
                                                                                     --------
               TEXTILES (0.1%)
    60,000     Toyobo Co. Ltd.(a)                                                         183
                                                                                     --------
               Total Consumer Discretionary                                            27,161
                                                                                     --------
               CONSUMER STAPLES (5.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.9%)
    41,500     Archer-Daniels-Midland Co.                                               1,328
    15,600     Nutreco Holding N.V.(a)                                                  1,078
                                                                                     --------
                                                                                        2,406
                                                                                     --------
               BREWERS (1.0%)
    20,800     Carlsberg A/S(a)                                                         2,113
     6,500     Molson Coors Brewing Co. "B"                                               525
                                                                                     --------
                                                                                        2,638
                                                                                     --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FOOD RETAIL (2.6%)
    12,700     Delhaize Group(a)                                                     $  1,056
    69,150     Kroger Co.                                                               1,770
    58,300     Safeway, Inc.                                                            2,101
   271,100     Tesco plc(a)                                                             2,232
                                                                                     --------
                                                                                        7,159
                                                                                     --------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    16,800     Wal-Mart Stores, Inc.                                                      801
                                                                                     --------
               PERSONAL PRODUCTS (0.4%)
    21,825     Estee Lauder Companies, Inc. "A"                                         1,037
                                                                                     --------
               SOFT DRINKS (0.2%)
    86,550     Coca-Cola Amatil Ltd.(a)                                                   527
                                                                                     --------
               TOBACCO (0.4%)
    17,978     Loews Corp. - Carolina Group                                             1,232
                                                                                     --------
               Total Consumer Staples                                                  15,800
                                                                                     --------
               ENERGY (8.5%)
               -------------
               INTEGRATED OIL & GAS (2.9%)
    20,500     Chevron Corp.                                                            1,494
    14,400     ConocoPhillips                                                             956
    22,900     ENI S.p.A.(a)                                                              739
    28,850     Gazprom OAO(a)                                                           1,239
    25,000     Marathon Oil Corp.                                                       2,259
    17,400     Petro-Canada                                                               677
    18,800     Statoil ASA(a)                                                             505
                                                                                     --------
                                                                                        7,869
                                                                                     --------
               OIL & GAS DRILLING (0.9%)
    10,600     Precision Drilling Trust                                                   239
    58,500     Saipem S.p.A.(a)                                                         1,429
    14,300     Unit Corp.*                                                                693
                                                                                     --------
                                                                                        2,361
                                                                                     --------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
     5,900     Aker Kvaerner ASA(a)                                                       668
    17,600     Fugro N.V.(a)                                                              836
    25,350     Petroleum Geo-Services ASA*(a)                                             594
    58,750     ProSafe ASA(a)                                                             922

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
     7,900     Tidewater, Inc.                                                       $    407
                                                                                     --------
                                                                                        3,427
                                                                                     --------
               OIL & GAS EXPLORATION & PRODUCTION (2.1%)
    25,600     Anadarko Petroleum Corp.                                                 1,120
   193,800     BG Group plc(a)                                                          2,551
   130,000     BP plc(a)                                                                1,373
    11,700     NovaTek OAO(a)                                                             632
                                                                                     --------
                                                                                        5,676
                                                                                     --------
               OIL & GAS REFINING & MARKETING (1.2%)
    20,300     Frontier Oil Corp.                                                         577
    25,450     Sunoco, Inc.                                                             1,607
    19,480     Valero Energy Corp.                                                      1,057
                                                                                     --------
                                                                                        3,241
                                                                                     --------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    33,500     El Paso Corp.                                                              520
                                                                                     --------
               Total Energy                                                            23,094
                                                                                     --------
               FINANCIALS (25.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   390,600     Henderson Group plc(a)                                                   1,057
                                                                                     --------
               CONSUMER FINANCE (0.3%)
    15,000     First Marblehead Corp.                                                     816
                                                                                     --------
               DIVERSIFIED BANKS (7.7%)
    65,100     Banca Popolare Italiana Scrl*(a)                                         1,015
    33,400     Banche Popolari Unite Scpa(a)                                              948
    44,600     Banco Bradesco S.A. ADR(b)                                               1,812
    12,500     Banco de Sabadell S.A.(a)                                                  577
    93,100     Banco Popolare Di Milano Scarl (BPM)(a)                                  1,569
   140,800     Barclays plc(a)                                                          2,059
    16,170     BNP Paribas S.A.(a)                                                      1,817
    47,500     Commerzbank AG(a)                                                        2,017
    45,700     Dexia(a)                                                                 1,359
   370,574     FirstRand Ltd.(a)                                                        1,180
   231,000     Hokuhoku Financial Group, Inc.(a)                                          881
    50,120     Northern Rock plc(a)                                                     1,161
    63,050     Royal Bank of Scotland Group plc(a)                                      2,547
   249,000     Shinsei Bank Ltd.(a)                                                     1,374

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    11,800     State Bank of India Ltd. GDR                                          $    766
                                                                                     --------
                                                                                       21,082
                                                                                     --------
               INVESTMENT BANKING & BROKERAGE (1.2%)
    17,400     A.G. Edwards, Inc.                                                       1,152
     7,920     Lehman Brothers Holdings, Inc.                                             651
    16,000     Morgan Stanley                                                           1,325
                                                                                     --------
                                                                                        3,128
                                                                                     --------
               LIFE & HEALTH INSURANCE (1.8%)
   786,100     Legal & General Group plc(a)                                             2,401
    15,890     MetLife, Inc.                                                              987
   117,400     Prudential plc(a)                                                        1,588
                                                                                     --------
                                                                                        4,976
                                                                                     --------
               MULTI-LINE INSURANCE (1.2%)
   218,100     Compagnia Assicuratrice Unipol S.p.A.(a)                                   811
    43,500     Hiscox Ltd.(a)                                                             218
    36,300     Loews Corp.                                                              1,578
     2,300     Zurich Financial Services AG(a)                                            621
                                                                                     --------
                                                                                        3,228
                                                                                     --------
               MULTI-SECTOR HOLDINGS (0.3%)
   102,600     IFIL-Investments S.p.A(a)                                                  895
                                                                                     --------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
     4,910     ORIX Corp.(a)                                                            1,413
    34,630     Toronto-Dominion Bank                                                    2,056
                                                                                     --------
                                                                                        3,469
                                                                                     --------
               PROPERTY & CASUALTY INSURANCE (0.9%)
   259,200     Insurance Australia Group Ltd.(a)                                        1,305
    25,000     St. Paul Travelers Companies, Inc.                                       1,271
                                                                                     --------
                                                                                        2,576
                                                                                     --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (4.1%)
    81,800     British Land Co. plc(a)                                                  2,534
    34,300     CB Richard Ellis Group, Inc. "A"*                                        1,290
   696,000     China Overseas Land and Investment Ltd.(a)                                 775
   352,400     Guangzhou R&F Properties Co. Ltd.(a)                                       677
   320,000     Hang Lung Properties Ltd.(a)                                               875
     4,800     Jones Lang LaSalle, Inc.                                                   502
    99,000     Keppel Corp. Ltd.(a)                                                     1,161
    31,200     Land Securities Group plc(a)                                             1,318
    28,000     Leopalace21 Corp.(a)                                                       896

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    48,400     Liberty International plc(a)                                          $  1,213
                                                                                     --------
                                                                                       11,241
                                                                                     --------
               REGIONAL BANKS (2.5%)
     6,150     Deutsche Postbank AG(a)                                                    529
    43,000     Gunma Bank, Ltd.(a)                                                        278
       156     Mizuho Financial Group, Inc.(a)                                          1,127
    40,100     Natixis(a)                                                               1,132
   172,500     Nishi Nippon City Bank Ltd.(a)                                             732
    31,252     OTP Bank Nyrt.(a)                                                        1,400
   169,700     UniCredito Italiano S.p.A.(a)                                            1,577
                                                                                     --------
                                                                                        6,775
                                                                                     --------
               REINSURANCE (0.7%)
    24,400     Arch Capital Group Ltd.*                                                 1,576
    11,700     Scor S.A.(a)                                                               319
                                                                                     --------
                                                                                        1,895
                                                                                     --------
               REITs - DIVERSIFIED (1.1%)
   419,150     GPT Group(a)                                                             1,788
   184,600     Stockland(a)                                                             1,221
                                                                                     --------
                                                                                        3,009
                                                                                     --------
               REITs - INDUSTRIAL (0.7%)
   328,100     Macquarie Goodm Group(a)                                                 1,878
                                                                                     --------
               REITs - MORTGAGE (0.5%)
    91,400     Annaly Capital Management, Inc.                                          1,259
                                                                                     --------
               THRIFTS & MORTGAGE FINANCE (0.5%)
   156,500     Bradford & Bingley plc(a)                                                1,414
                                                                                     --------
               Total Financials                                                        68,698
                                                                                     --------
               HEALTH CARE (7.3%)
               ------------------
               BIOTECHNOLOGY (0.4%)
    12,400     Cephalon, Inc.*                                                            898
     7,800     ImClone Systems, Inc.*                                                     230
                                                                                     --------
                                                                                        1,128
                                                                                     --------
               HEALTH CARE DISTRIBUTORS (1.0%)
    36,800     AmerisourceBergen Corp.                                                  1,928
    16,200     McKesson Corp.                                                             903
                                                                                     --------
                                                                                        2,831
                                                                                     --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (0.4%)
     8,600     Fresenius Medical Care AG(a)                                          $  1,153
                                                                                     --------
               LIFE SCIENCES TOOLS & SERVICES (0.6%)
    30,000     Applera Corp. - Applied Biosystems Group                                 1,043
     4,300     Charles River Laboratories International, Inc.*                            193
     6,100     Invitrogen Corp.*                                                          374
                                                                                     --------
                                                                                        1,610
                                                                                     --------
               MANAGED HEALTH CARE (2.7%)
    59,600     Aetna, Inc.                                                              2,513
    10,600     Health Net, Inc.*                                                          516
    14,400     Humana, Inc.*                                                              799
    25,870     UnitedHealth Group, Inc.                                                 1,352
    26,100     WellPoint, Inc.*                                                         2,046
                                                                                     --------
                                                                                        7,226
                                                                                     --------
               PHARMACEUTICALS (2.2%)
     7,200     Celesio AG(a)                                                              413
    68,100     King Pharmaceuticals, Inc.*                                              1,216
    41,300     Mylan Laboratories, Inc.                                                   914
    15,200     Stada Arzneimittel AG(a)                                                   878
    37,500     Takeda Pharmaceutical Co., Ltd.(a)                                       2,448
                                                                                     --------
                                                                                        5,869
                                                                                     --------
               Total Health Care                                                       19,817
                                                                                     --------
               INDUSTRIALS (10.2%)
               -------------------
               AEROSPACE & DEFENSE (0.3%)
     8,500     Lockheed Martin Corp.                                                      826
                                                                                     --------
               AIR FREIGHT & LOGISTICS (0.2%)
     4,700     FedEx Corp.                                                                519
                                                                                     --------
               AIRLINES (1.6%)
    28,400     Air France KLM(a)                                                        1,278
   100,900     British Airways plc*(a)                                                  1,069
    46,100     Deutsche Lufthansa AG(a)                                                 1,293
   168,650     Qantas Airways Ltd.(a)                                                     709
                                                                                     --------
                                                                                        4,349
                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (1.2%)
    25,200     Compagnie De Saint Gobain(a)                                          $  2,390
    30,740     Persimmon plc(a)                                                           839
                                                                                     --------
                                                                                        3,229
                                                                                     --------
               CONSTRUCTION & ENGINEERING (0.8%)
    28,400     Charter plc*(a)                                                            477
    31,200     Foster Wheeler Ltd.*                                                     1,668
                                                                                     --------
                                                                                        2,145
                                                                                     --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
     9,300     Caterpillar, Inc.                                                          596
     3,283     Cummins, Inc.                                                              442
    21,300     Terex Corp.*                                                             1,211
                                                                                     --------
                                                                                        2,249
                                                                                     --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    57,000     Fuji Electric Holdings Co. Ltd.(a)                                         269
     3,600     Nexans S.A.(a)                                                             494
                                                                                     --------
                                                                                          763
                                                                                     --------
               HEAVY ELECTRICAL EQUIPMENT (0.4%)
   117,500     Mitsubishi Electric Corp.(a)                                             1,066
                                                                                     --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
     6,900     Manpower, Inc.                                                             503
                                                                                     --------
               INDUSTRIAL CONGLOMERATES (0.3%)
    13,900     McDermott International, Inc.*                                             718
                                                                                     --------
               INDUSTRIAL MACHINERY (0.9%)
     3,300     Aalberts Industries N.V.(a)                                                305
    15,000     Metso Corp.(a)                                                             799
   104,000     Minebea Co. Ltd.(a)                                                        693
    88,000     NTN Corp.(a)                                                               798
                                                                                     --------
                                                                                        2,595
                                                                                     --------
               MARINE (0.5%)
   185,000     Nippon Yusen Kabushiki Kaisha(a)                                         1,417
                                                                                     --------
               RAILROADS (1.0%)
     6,500     Canadian Pacific Railway Ltd.                                              356
    45,700     CSX Corp.                                                                1,681

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    13,350     Norfolk Southern Corp.                                                $    663
                                                                                     --------
                                                                                        2,700
                                                                                     --------
               TRADING COMPANIES & DISTRIBUTORS (1.3%)
   107,000     Itochu Corp.(a)                                                            937
   160,000     Li & Fung Ltd.(a)                                                          504
   183,000     Marubeni Corp.(a)                                                          993
    47,000     Mitsui & Co., Ltd.(a)                                                      752
     6,600     WESCO International, Inc.*                                                 401
                                                                                     --------
                                                                                        3,587
                                                                                     --------
               TRUCKING (0.4%)
    60,600     Firstgroup plc(a)                                                          654
     8,000     Ryder System, Inc.                                                         436
                                                                                     --------
                                                                                        1,090
                                                                                     --------
               Total Industrials                                                       27,756
                                                                                     --------
               INFORMATION TECHNOLOGY (7.9%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.2%)
    12,150     Harris Corp.                                                               617
                                                                                     --------
               COMPUTER HARDWARE (0.7%)
    45,300     Hewlett-Packard Co.                                                      1,961
                                                                                     --------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
   121,400     Brocade Communications Systems, Inc.*                                    1,042
    13,158     Lexmark International, Inc. "A"*                                           829
    80,500     Western Digital Corp.*                                                   1,578
                                                                                     --------
                                                                                        3,449
                                                                                     --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    14,800     Electronic Data Systems Corp.                                              389
                                                                                     --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.5%)
    75,000     Hon Hai Precision Industry Co., Ltd.(a)                                  1,019
   143,040     Hon Hai Precision Industry Co., Ltd. GDR                                 1,944
    32,700     Vishay Intertechnology, Inc.*                                              430
    50,000     Yaskawa Electric Corp.(a),(b)                                              577
                                                                                     --------
                                                                                        3,970
                                                                                     --------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    18,300     Jabil Circuit, Inc.                                                        439
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (0.7%)
    32,400     Cap Gemini S.A.(a)                                                    $  2,063
                                                                                     --------
               OFFICE ELECTRONICS (1.3%)
    49,000     Ricoh Co. Ltd.(a)                                                        1,070
   148,000     Xerox Corp.*                                                             2,546
                                                                                     --------
                                                                                        3,616
                                                                                     --------
               SEMICONDUCTOR EQUIPMENT (0.3%)
    21,000     Sumco Corp.(a)                                                             760
                                                                                     --------
               SEMICONDUCTORS (0.7%)
    94,200     Atmel Corp.*                                                               563
    27,400     Fairchild Semiconductor International, Inc.*                               488
    32,200     Integrated Device Technology, Inc.*                                        487
    39,200     Micron Technology, Inc.*                                                   508
                                                                                     --------
                                                                                        2,046
                                                                                     --------
               SYSTEMS SOFTWARE (0.7%)
    54,000     BMC Software, Inc.*                                                      1,857
                                                                                     --------
               TECHNOLOGY DISTRIBUTORS (0.2%)
    16,700     Avnet, Inc.*                                                               519
                                                                                     --------
               Total Information Technology                                            21,686
                                                                                     --------
               MATERIALS (7.9%)
               ----------------
               ALUMINUM (0.3%)
    23,700     Alcoa, Inc.                                                                766
                                                                                     --------
               CONSTRUCTION MATERIALS (0.3%)
     5,000     Lafarge S.A.(a)                                                            766
                                                                                     --------
               DIVERSIFIED METALS & MINING (2.1%)
    25,300     Anglo American plc(a)                                                    1,180
    19,400     Boliden AB(a)                                                              456
    22,300     Lundin Mining Corp.*                                                       765
     9,600     Phelps Dodge Corp.                                                       1,186
    63,000     Sumitomo Metal Mining Co., Ltd.(a)                                         825
    29,100     Xstrata plc(a)                                                           1,356
                                                                                     --------
                                                                                        5,768
                                                                                     --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               PRECIOUS METALS & MINERALS (0.2%)
    21,744     Impala Platinum Holdings Ltd.(a)                                      $    625
                                                                                     --------
               SPECIALTY CHEMICALS (1.2%)
    31,100     Nitto Denko Corp.(a)                                                     1,535
    28,400     Shin-Etsu Chemical Co., Ltd.(a)                                          1,856
                                                                                     --------
                                                                                        3,391
                                                                                     --------
               STEEL (3.8%)
     3,700     Carpenter Technology Corp.                                                 433
    16,900     Commercial Metals Co.                                                      458
    62,500     Companhia Vale Do Rio Doce                                               1,796
   225,000     Kobe Steel Ltd.(a)                                                         815
    56,200     Mittal Steel Co. N.V.(a)                                                 2,639
    12,100     Nucor Corp.                                                                781
     3,650     Salzgitter AG(a)                                                           467
    29,200     Steel Dynamics, Inc.                                                     1,145
   193,000     Sumitomo Metal Industries, Ltd.(a)                                         820
     3,800     Vallourec S.A.(a)                                                          991
                                                                                     --------
                                                                                       10,345
                                                                                     --------
               Total Materials                                                         21,661
                                                                                     --------

               TELECOMMUNICATION SERVICES (4.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
    25,700     AT&T, Inc.                                                                 967
    30,400     Chunghwa Telecom Co. Ltd. ADR                                              630
    19,000     PT Telekomunikasi ADR                                                      797
    71,750     Qwest Communications International, Inc.*                                  585
    58,200     Telefonica S.A.(a)                                                       1,276
   260,800     Telstra Corp. Ltd.(a)                                                      860
    28,100     Verizon Communications, Inc.                                             1,082
                                                                                     --------
                                                                                        6,197
                                                                                     --------
               WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    53,800     America Movil S.A. de C.V. ADR "L"                                       2,387
    65,000     China Mobile Ltd.(a)                                                       598
     4,600     Mobile Telesystems OJSC                                                    249
     5,698     Mobistar S.A.(a)                                                           492
   124,800     Telenor ASA(a)                                                           2,553
                                                                                     --------
                                                                                        6,279
                                                                                     --------
               Total Telecommunication Services                                        12,476
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               UTILITIES (4.6%)
               ----------------
               ELECTRIC UTILITIES (1.4%)
    14,400     Allegheny Energy, Inc.*                                               $    670
    16,900     FirstEnergy Corp.                                                        1,003
    13,900     Hokkaido Electric Power Co., Inc.(a)                                       350
    37,200     Korea Electric Power Corp. ADR*(b)                                         851
    23,900     Red Electrica de Espana(a)                                                 965
                                                                                     --------
                                                                                        3,839
                                                                                     --------
               GAS UTILITIES (0.1%)
    63,000     Osaka Gas Co., Ltd.(a)                                                     245
                                                                                     --------
               MULTI-UTILITIES (2.1%)
   160,399     National Grid plc(a)                                                     2,425
     8,000     OGE Energy Corp.                                                           310
    24,600     PNM Resources, Inc.                                                        750
    47,300     Suez S.A.(a)                                                             2,325
                                                                                     --------
                                                                                        5,810
                                                                                     --------
               WATER UTILITIES (1.0%)
    35,800     Kelda Group plc(a)                                                         656
    38,000     Pennon Group plc(a)                                                        426
    55,900     Severn Trent plc(a)                                                      1,557
                                                                                     --------
                                                                                        2,639
                                                                                     --------
               Total Utilities                                                         12,533
                                                                                     --------
               Total Common Stocks (cost: $227,661)                                   250,682
                                                                                     --------

               PREFERRED SECURITIES(1.4%)

               ENERGY (0.5%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
    15,900     Petroleo Brasileiro S.A. ADR                                             1,410
                                                                                     --------
               Total Energy                                                             1,410
                                                                                     --------

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.4%)
    26,500     Banco Itau S.A. ADR(b)                                                     980
                                                                                     --------
               Total Financials                                                           980
                                                                                     --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HEALTH CARE (0.3%)
               ------------------
               BIOTECHNOLOGY (0.3%)
     4,200     Fresenius AG(a)                                                       $    884
                                                                                     --------
               Total Health Care                                                          884
                                                                                     --------

               MATERIALS (0.2%)
               ----------------
               STEEL (0.2%)
    34,100     Gerdau S.A.                                                                575
                                                                                     --------
               Total Materials                                                            575
                                                                                     --------
               Total Preferred Securities (cost: $3,435)                                3,849
                                                                                     --------

               WARRANTS (0.0%)(c)

               FINANCIALS (0.0%)(c)
               --------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(c)
    87,000     China Overseas Land and Investment Ltd.* (cost: $0)                         47
                                                                                     --------
               Total Equity Securities (cost: $231,096)                               254,578
                                                                                     --------

               MONEY MARKET INSTRUMENTS (7.1%)

               MONEY MARKET FUNDS (5.6%)
 7,664,999     SSgA Money Market Fund, 5.00%(d)                                         7,665
 7,598,077     SSgA Prime Money Market Fund, 5.17%(d)                                   7,598
                                                                                     --------
               Total Money Market Funds                                                15,263
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (1.5%)(e)
    $4,140     State Street Bank & Trust Co., 3.95%, acquired on
                  1/31/2007 and due 2/01/2007 at $4,140 (collateralized
                  by $4,240 of U.S. Treasury Notes, 4.38%, due 5/15/2007;
                  market value $4,269)                                                  4,140
                                                                                     --------
               Total Money Market Instruments (cost: $19,403)                          19,403
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (1.7%)
               MONEY MARKET FUNDS (0.0%)(c)
    52,845     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(d)       $     53
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (1.7%)(e)
    $4,500     Credit Suisse First Boston, LLC, 5.26%, acquired on
                  1/31/2007 and due 2/01/2007 at $4,500 (collateralized
                  by $4,775 of U.S. Treasury Notes, 3.00%, due 11/15/2007;
                  market value $4,728)                                                  4,500
                                                                                     --------
               Total Short-Term Investments Purchased With Cash Collateral
                  From Securities Loaned (cost: $4,553)                                 4,553
                                                                                     --------

               TOTAL INVESTMENTS (COST: $255,052)                                    $278,534
                                                                                     ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 60.4% of net assets at January 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at January 31, 2007, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (b) The security or a portion thereof was out on loan as of January 31, 2007.

         (c) Represents less than 0.1% of net assets.

         (d) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         * Non-income-producing security for the 12 months preceeding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $3,535) (identified cost of $255,052)                            $278,534
   Cash                                                                                 93
   Receivables:
      Capital shares sold                                                            1,935
      USAA Investment Management Company (Note 6D)                                     269
      Dividends and interest                                                           157
      Securities sold                                                                6,781
      Other                                                                              2
                                                                                  --------
         Total assets                                                              287,771
                                                                                  --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                               4,641
      Securities purchased                                                           9,685
      Capital shares redeemed                                                          203
      Bank overdraft                                                                   583
   Unrealized depreciation on foreign currency contracts held, at value                  4
   Accrued management fees                                                             158
   Accrued transfer agent's fees                                                        22
   Other accrued expenses and payables                                                  55
                                                                                  --------
         Total liabilities                                                          15,351
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $272,420
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $241,284
   Overdistribution of net investment income                                          (193)
   Accumulated net realized gain on investments                                      7,847
   Net unrealized appreciation of investments                                       23,482
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $272,420
                                                                                  ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                      31,276
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   8.71
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $41)                                 $ 1,115
   Interest                                                                             215
   Securities lending (net)                                                              11
                                                                                    -------
      Total income                                                                    1,341
                                                                                    -------
EXPENSES
   Management fees                                                                      784
   Administration and servicing fees                                                    141
   Transfer agent's fees                                                                372
   Custody and accounting fees                                                           60
   Postage                                                                               50
   Shareholder reporting fees                                                            26
   Trustees' fees                                                                         5
   Registration fees                                                                     24
   Professional fees                                                                     31
   Other                                                                                  4
                                                                                    -------
      Total expenses                                                                  1,497
   Expenses paid indirectly                                                              (3)
   Expenses reimbursed                                                                 (474)
                                                                                    -------
      Net expenses                                                                    1,020
                                                                                    -------
NET INVESTMENT INCOME                                                                   321
                                                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                   10,309
       Foreign currency transactions                                                    (54)
    Change in net unrealized appreciation/depreciation of investments                17,132
                                                                                    -------
         Net realized and unrealized gain                                            27,387
                                                                                    -------
Increase in net assets resulting from operations                                    $27,708
                                                                                    =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                                 1/31/2007      7/31/2006
                                                                 ------------------------
FROM OPERATIONS
   Net investment income                                          $    321       $    744
   Net realized gain on investments                                 10,309         21,688
   Net realized loss on foreign currency transactions                  (54)           (89)
   Change in net unrealized appreciation/depreciation of
      investments                                                   17,132         (8,076)
                                                                  -----------------------
      Increase in net assets resulting from operations              27,708         14,267
                                                                  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (1,327)             -
   Net realized gains                                              (23,796)        (2,597)
                                                                  -----------------------
      Distributions to shareholders                                (25,123)        (2,597)
                                                                  -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       116,404         59,889
   Reinvested dividends                                             24,993          2,570
   Cost of shares redeemed                                         (23,316)       (37,890)
                                                                  -----------------------
      Increase in net assets from capital share transactions       118,081         24,569
                                                                  -----------------------
Net increase in net assets                                         120,666         36,239

NET ASSETS
   Beginning of period                                             151,754        115,515
                                                                  -----------------------
   End of period                                                  $272,420       $151,754
                                                                  =======================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                  $   (193)      $    813
                                                                  =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      13,277          7,245
   Shares issued for dividends reinvested                            2,929            324
   Shares redeemed                                                  (2,650)        (4,631)
                                                                  -----------------------
      Increase in shares outstanding                                13,556          2,938
                                                                  =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

                 securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest,

36

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $3,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

38

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $230,668,000 and $150,445,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $26,362,000 and $2,880,000, respectively, resulting in net unrealized appreciation of $23,482,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $11,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $3,535,000 and received cash collateral of $4,641,000 for the loans. Of this amount, $4,553,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $88,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              August 1, 2006, is based on the performance of the Fund relative to the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The portion of the performance adjustment that includes periods from December 1, 2005, through July 31, 2006, is based on comparing the Fund's performance to both the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category, and the Lipper Global Funds Index, and then selecting the comparison that results in the lesser base fee adjustment for the Fund's shareholders. The portion of the performance adjustment that includes periods prior to December 1, 2005, is based on the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year. Prior to December 1, 2006, the Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2007, the Fund's effective annualized base fee was 0.81% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the applicable Lipper index over the performance period. The performance period consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $784,000, which included a performance adjustment of $21,000 that increased the effective base management fee of 0.81% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and, effective October 2, 2006, the USAA World Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. Prior to October 2, 2006,

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              the subadvisory fee was based on the aggregate net assets that Batterymarch managed in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA First Start Growth Fund. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $201,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $141,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.20% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to December 1, 2006, the expense limitation was 1.00% of its average annual net assets, before reductions of any expenses paid indirectly. For the six-month period ended January 31, 2007, the Fund incurred reimbursable expenses of $474,000, of which $269,000 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $372,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

              December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                        JANUARY 31,                                  YEAR ENDED JULY 31,
                                       ---------------------------------------------------------------------------------------
                                           2007             2006            2005           2004           2003            2002
                                       ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   8.56         $   7.81        $   6.27        $  5.42        $  4.26         $  6.30
                                       ---------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investmentincome (loss)              .01(a)           .05            (.04)(a)       (.02)(a)       (.01)(a)        (.04)(a)
   Net realized and unrealized
      gain (loss)                          1.31(a)           .87            1.58(a)         .87(a)        1.17(a)        (2.00)(a)
                                       ---------------------------------------------------------------------------------------
Total from investment operations           1.32(a)           .92            1.54(a)         .85(a)        1.16(a)        (2.04)(a)
                                       ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.05)               -               -              -              -               -
   From realized capital gains            (1.12)            (.17)              -              -              -               -
                                       ---------------------------------------------------------------------------------------
Total distributions                       (1.17)            (.17)              -              -              -               -
                                       ---------------------------------------------------------------------------------------
Net asset value at end of period       $   8.71         $   8.56        $   7.81        $  6.27        $  5.42         $  4.26
                                       =======================================================================================
Total return (%)*                         15.86            11.92           24.56          15.68          27.23          (32.54)
Net assets at end of period (000)      $272,420         $151,754        $115,515        $79,026        $45,995         $28,301
Ratio of expenses to average
   net assets (%)**(c),(d)                 1.08(b)          1.00            1.00           1.00           1.00            1.00
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(c)                 1.58(b)          1.68            1.68           1.74           2.41            2.54
Ratio of net investment income (loss)
   to average net assets (%)**              .34(b)           .56            (.62)          (.34)          (.28)           (.69)
Portfolio turnover (%)                    82.15           240.07          165.81         194.75         151.07          188.09

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2007, average net assets were $187,722,000.
(a)  Calculated using average shares. For the six-month period ended January 31, 2007, average shares were 21,662,000.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)        (.00%)(+)       (.05%)         (.09%)         (.07%)          (.00%)(+)
     + Represents less than 0.01% of average net assets.
(d)  Effective December 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.00%.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                  AUGUST 1, 2006         JANUARY 31, 2007        JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,158.60**               $5.88**

Hypothetical
  (5% return before expenses)        1,000.00               1,019.76**                5.50**

         *Expenses are equal to the Fund's annualized expense ratio of 1.08%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 15.86% for the six-month period of August 1, 2006, through January 31, 2007.

        **The Fund's annualized expense ratio of 1.08% above reflects a change effective December 1, 2006, in the rate of the Manager's voluntary expense limitation for the Fund from 1.00% to 1.20% of the Fund's average annual net assets. Had the expense limitation of 1.20% been in effect for the entire six-month period of August 1, 2006, through January 31, 2007, the values in the table above would be as shown below.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                  AUGUST 1, 2006         JANUARY 31, 2007        JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,158.00                 $6.53

Hypothetical
  (5% return before expenses)        1,000.00               1,019.16                  6.11

48

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36843-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.